Pioneer Core Equity Fund
Schedule of Investments  |  September 30, 2023

A: PIOTX	C: PCOTX	K: PCEKX	R: CERPX	Y: PVFYX

Schedule of Investments  |  9/30/23
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 99.5%
	Common Stocks — 99.5% of Net Assets
	Aerospace & Defense — 1.6%
371,352	RTX Corp.	$ 26,726,204
	Total Aerospace & Defense	$26,726,204

	Air Freight & Logistics — 1.6%
102,325	FedEx Corp.	$ 27,107,939
	Total Air Freight & Logistics	$27,107,939

	Banks — 5.4%
1,140,418	Bank of America Corp.	$ 31,224,645
1,250,996	Huntington Bancshares, Inc.	13,010,358
209,045	PNC Financial Services Group, Inc.	25,664,455
636,223	US Bancorp	21,033,532
	Total Banks	$90,932,990

	Biotechnology — 1.5%
73,034(a)	Alnylam Pharmaceuticals, Inc.	$ 12,934,321
16,088	Amgen, Inc.	4,323,811
41,634(a)	BioNTech SE (A.D.R.)	4,523,118
57,374	Gilead Sciences, Inc.	4,299,608
	Total Biotechnology	$26,080,858

	Broadline Retail — 3.3%
443,034(a)	Amazon.com, Inc.	$ 56,318,482
	Total Broadline Retail	$56,318,482

	Building Products — 2.2%
123,215	Fortune Brands Innovations, Inc.	$ 7,659,044
405,165	Johnson Controls International Plc	21,558,830
143,299	Masco Corp.	7,659,332
	Total Building Products	$36,877,206

	Capital Markets — 3.2%
797,687	Bank of New York Mellon Corp.	$ 34,021,350
185,136	Intercontinental Exchange, Inc.	20,368,663
	Total Capital Markets	$54,390,013

	Chemicals — 2.2%
129,749	Air Products and Chemicals, Inc.	$ 36,770,867
	Total Chemicals	$36,770,867

	Communications Equipment — 2.0%
628,363	Cisco Systems, Inc.	$ 33,780,795
	Total Communications Equipment	$33,780,795

1Pioneer Core Equity Fund |  | 9/30/23

Shares		Value
	Consumer Staples Distribution & Retail — 1.2%
317,118	Sysco Corp.	$ 20,945,644
	Total Consumer Staples Distribution & Retail	$20,945,644

	Electrical Equipment — 1.4%
109,021	Eaton Corp. Plc	$ 23,251,999
	Total Electrical Equipment	$23,251,999

	Electronic Equipment, Instruments & Components — 2.0%
170,694	CDW Corp.	$ 34,439,222
	Total Electronic Equipment, Instruments & Components	$34,439,222

	Energy Equipment & Services — 2.0%
978,238	Baker Hughes Co.	$ 34,551,366
	Total Energy Equipment & Services	$34,551,366

	Entertainment — 1.7%
361,343(a)	Walt Disney Co.	$ 29,286,850
	Total Entertainment	$29,286,850

	Financial Services — 3.8%
181,132(a)	Fiserv, Inc.	$ 20,460,671
303,655(a)	PayPal Holdings, Inc.	17,751,671
116,233	Visa, Inc., Class A	26,734,752
	Total Financial Services	$64,947,094

	Health Care Equipment & Supplies — 6.6%
386,337	Abbott Laboratories	$ 37,416,738
188,171	Becton Dickinson & Co.	48,647,849
94,882	Stryker Corp.	25,928,404
	Total Health Care Equipment & Supplies	$111,992,991

	Health Care Providers & Services — 1.4%
49,010	Humana, Inc.	$ 23,844,345
	Total Health Care Providers & Services	$23,844,345

	Household Products — 4.4%
216,988	Church & Dwight Co., Inc.	$ 19,882,610
64,487	Kimberly-Clark Corp.	7,793,254
322,123	Procter & Gamble Co.	46,984,861
	Total Household Products	$74,660,725

	Interactive Media & Services — 9.1%
688,566(a)	Alphabet, Inc., Class A	$ 90,105,747
257,420(a)	Bumble, Inc., Class A	3,840,706
Pioneer Core Equity Fund |  | 9/30/232

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Shares		Value
	Interactive Media & Services — (continued)
356,236(a)	Match Group, Inc.	$ 13,955,545
152,704(a)	Meta Platforms, Inc., Class A	45,843,268
	Total Interactive Media & Services	$153,745,266

	IT Services — 4.7%
398,842	Cognizant Technology Solutions Corp., Class A	$ 27,017,557
379,269	International Business Machines Corp.	53,211,441
	Total IT Services	$80,228,998

	Life Sciences Tools & Services — 2.4%
160,549	Danaher Corp.	$ 39,832,207
	Total Life Sciences Tools & Services	$39,832,207

	Machinery — 1.3%
56,424	Deere & Co.	$ 21,293,289
	Total Machinery	$21,293,289

	Multi-Utilities — 2.1%
361,180	DTE Energy Co.	$ 35,857,950
	Total Multi-Utilities	$35,857,950

	Oil, Gas & Consumable Fuels — 3.8%
657,970	EQT Corp.	$ 26,700,422
593,544	Shell Plc (A.D.R.)	38,212,363
	Total Oil, Gas & Consumable Fuels	$64,912,785

	Pharmaceuticals — 2.0%
72,571	Bristol-Myers Squibb Co.	$ 4,212,021
40,564	Merck & Co., Inc.	4,176,064
760,245	Pfizer, Inc.	25,217,326
	Total Pharmaceuticals	$33,605,411

	Semiconductors & Semiconductor Equipment — 6.2%
358,593(a)	Advanced Micro Devices, Inc.	$ 36,870,532
583,519	Microchip Technology, Inc.	45,543,658
343,969	Micron Technology, Inc.	23,400,211
	Total Semiconductors & Semiconductor Equipment	$105,814,401

	Software — 6.7%
28,808	Intuit, Inc.	$ 14,719,160
206,202	Microsoft Corp.	65,108,281
168,419(a)	Salesforce, Inc.	34,152,005
	Total Software	$113,979,446

	Specialized REITs — 2.7%
74,057	American Tower Corp.	$ 12,178,674
3Pioneer Core Equity Fund |  | 9/30/23

Shares		Value
	Specialized REITs — (continued)
140,900	Crown Castle, Inc.	$ 12,967,027
162,306	Digital Realty Trust, Inc.	19,642,272
	Total Specialized REITs	$44,787,973

	Specialty Retail — 5.3%
194,514	Home Depot, Inc.	$ 58,774,350
38,374	Lowe's Cos., Inc.	7,975,652
56,470(a)	Ulta Beauty, Inc.	22,556,942
	Total Specialty Retail	$89,306,944

	Technology Hardware, Storage & Peripherals — 3.7%
2,145,589	Hewlett Packard Enterprise Co.	$ 37,268,881
712,711(a)	Pure Storage, Inc., Class A	25,386,766
	Total Technology Hardware, Storage & Peripherals	$62,655,647

	Textiles, Apparel & Luxury Goods — 0.8%
142,162	NIKE, Inc., Class B	$ 13,593,530
	Total Textiles, Apparel & Luxury Goods	$13,593,530

	Trading Companies & Distributors — 1.2%
331,344(a)	AerCap Holdings NV	$ 20,765,329
	Total Trading Companies & Distributors	$20,765,329

	Total Common Stocks (Cost $1,475,334,447)	$1,687,284,766

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 99.5% (Cost $1,475,334,447)	$1,687,284,766
	OTHER ASSETS AND LIABILITIES — 0.5%	$8,671,743
	net assets — 100.0%	$1,695,956,509

(A.D.R.)	American Depositary Receipts.
REIT	Real Estate Investment Trust.
(a)	Non-income producing security.
Pioneer Core Equity Fund |  | 9/30/234

Schedule of Investments  |  9/30/23
(unaudited) (continued)
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
Level 3	–	significant unobservable inputs (including the Adviser's own assumptions in determining fair value of investments).
The following is a summary of the inputs used as of September 30, 2023, in valuing the Fund's investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,687,284,766	$—	$—	$1,687,284,766
Total Investments in Securities	$1,687,284,766	$—	$—	$1,687,284,766
During the period ended September 30, 2023, there were no transfers in or out of Level 3.
5Pioneer Core Equity Fund |  | 9/30/23